Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Property on Operating Lease
	December 31, 2018	December 31, 2019
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(16,932,130)	(18,714,584)
	36,117,083	34,334,629